Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Share-based Compensation
Share-based compensation expense	$ 2,319	$ 309	$ 309	$ 4,685	$ 300
Options
Share-based Compensation
Unrecognized share-based compensation expense	22,000			$ 22,000
Share-based compensation expense expected to be recognized over a weighted average period				1 year 10 months 24 days
Restricted share units
Share-based Compensation
Unrecognized share-based compensation expense	8,400			$ 8,400
Share-based compensation expense expected to be recognized over a weighted average period				2 years
Research and development
Share-based Compensation
Share-based compensation expense				$ 2,186
General and administrative
Share-based Compensation
Share-based compensation expense	$ 2,319	$ 309	$ 309	$ 2,499